Shareholder Fees	Mar. 20, 2026 USD ($)
VanEck MSCI EAFE Analyst Sentiment ETF | VanEck MSCI EAFE Analyst Sentiment ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0